Long-term debt - Term Loan Facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Current portion of long-term debt	$ 1,948	$ 2,924
Secured Debt
Debt Instrument [Line Items]
Debt and capital lease obligations	1,948	2,924
Current portion of long-term debt	$ 1,948	2,924
Secured Debt | EDC
Debt Instrument [Line Items]
Effective rate on debt	2.01%
Debt and capital lease obligations	$ 1,948	$ 2,924